OPERATING LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Operating Leases
SCHEDULE OF COMPONENTS OF LEASE EXPENSE AND SUPPLEMENTAL CASH FLOW INFORMATION

The components of lease expense and supplemental cash flow information related to leases for the nine months ended September 30, 2022 and 2021 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s unaudited condensed consolidated statements of operations)	For the nine months ended September 30,
	2022	2021

Related parties	$16,132	$27,944
Non-related parties	109,050	79,471
Total	$125,182	$107,415

Other information for the nine months ended	September 30, 2022	September 30, 2021
Cash paid for amounts included in the measurement of lease obligations	$110,768	$101,203
Weighted average remaining lease term (in years)	3.31	3.92
Weighted average discount rate	3.23%	3.23%

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2021 and 2020 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s consolidated statements of operations) for the years ended	December 31, 2021	December 31, 2020

Related parties	$32,677	$100,302
Non-related parties	118,315	15,197

Other information for the years ended	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease obligations	$151,586	$57,115
Weighted average remaining lease term (in years)	3.82	3.48
Weighted average discount rate	3.23%	3.23%

SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS

Maturities of the Company’s lease obligations as of September 30, 2022 are as follows:

Year ending December 31,
2022 (remaining)	$46,458
2023	130,694
2024	102,573
2025	92,635
2026	41,462
Thereafter	5,621
Total lease payment	419,443
Less: Imputed interest	(24,278)
Operating lease obligations	$395,165

Maturities of the Company’s lease obligations as of December 31, 2021 are as follows:

Year ending December 31,
2022	$163,885
2023	118,279
2024	87,001
2025	82,482
2026	46,426
Thereafter	6,294
Total lease payment	504,367
Less: Imputed interest	(29,570)
Operating lease obligations	$474,797